SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 5,381,301	$ 5,057,697
Valuation	(5,381,301)	(5,057,697)
Net deferred tax assets